Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property and Equipment

8. Property and Equipment

Property and equipment consisted of the following:

(Dollars in thousands)	September 30, 2024	December 31, 2023	Useful Life (in years)
Furniture and fixtures	$625	$625	3.0 - 7.0
Leasehold improvements	1,386	1,386	3.5 - 5.0
Vehicle	27	27	7.0
Total cost	2,038	2,038
Less accumulated depreciation	(1,926)	(1,869)
Total property and equipment, net	$112	$169

Purchases of property and equipment for the nine months ended September 30, 2024 and 2023 were nil and $0.1 million, respectively. Depreciation expense totalled $0.1 million for both the nine months ended September 30, 2024 and 2023.

During the nine months ended September 30, 2024, the Company did not dispose of any fixed assets. During the nine months ended September 30, 2023, the Company disposed of fixed assets for proceeds of $0.1 million with a net book value of $0.1 million resulting in a loss of $2,962.

8. Property and Equipment

Property and equipment consisted of the following as of December 31:

(Dollars in thousands)	2023	2022	Useful Life (in years)
Furniture and fixtures	$625	$687	3.0 - 7.0
Leasehold improvements	1,386	1,386	3.5 - 5.0
Vehicles	27	27	5.0
Total cost	2,038	2,100
Less accumulated depreciation	(1,869)	(1,845)
Total property and equipment, net	$169	$255

Purchases of property and equipment totaled $0.1 million and $0 for the years ended December 31, 2023 and 2022, respectively. Depreciation expense totaled $0.1 million for both the years ended December 31, 2023 and 2022.

During the year ended December 31, 2023, the Company disposed of fixed assets for proceeds of $0.1 million with a net book value of $0.1 million resulting in a loss of $2,962. During the year ended December 31, 2022, the Company disposed of fixed assets with a net book value of $6,230 resulting in a loss on disposal of fixed assets of $6,230. During the year ended December 31, 2022, the Company wrote off obsolete fixed assets with a net book value of $5,270.

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2023

Beeline Financial Holdings Inc [Member]
Property and Equipment

NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment as of September 30, 2024 and December 31, 2023, consisted of the following:

	September 30, 2024	December 31, 2023
Leasehold improvements	$696,894	$696,894
Furniture and fixtures	129,962	129,962
Computers and hardware	81,779	81,779
	908,635	908,635
Less accumulated depreciation	(713,474)	(599,942)
Property and equipment, net	$195,161	$308,693

Depreciation expense totaled $113,532 and $113,532 for the nine months ended September 30, 2024 and 2023, respectively.

NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2023 and 2022, consisted of the following:

	2023	2022
Leasehold improvements	$696,894	$696,894
Furniture and fixtures	129,962	129,962
Computers and hardware	81,779	81,779
	908,635	908,635
Less: accumulated depreciation	(599,942)	(448,566)
Property and equipment, net	$308,693	$460,069

Depreciation expense totaled $151,376 for the year ended December 31, 2023 and $151,376 for 2022.